Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities
Other payables and accrued liabilities are detailed below:

	December 31, 2023	December 31, 2022
Employee related liabilities	679	599
Employee compensated absences	228	196
Taxes other than income taxes	81	68
Advances from customers	186	225
Liabilities related to public funding	96	37
Derivative instruments	4	35
Defined benefit and contribution plans	49	39
Royalties	30	32
Current operating lease liabilities	58	52
Others	114	102
Total	1,525	1,385